UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment |_|; Amendment Number: ______
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alesco Advisors LLC
Address: 1080 Pittsford-Victor Road
         Pittsford, New York 14534

Form 13F File Number:  28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey D. Bradley
Title: Chief Compliance Officer
Phone: (585) 586-0970

Signature, Place, and Date of Signing:


 /s/ Jeffrey D. Bradley              Pittsford, NY                08/09/2006
--------------------------      ------------------------      ------------------
         (Signature)                 (City, State)                (Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            56
Form 13F Information Table Value Total:      $287,828
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                           FORM 13F INFORMATION TABLE

                                   TITLE                       VALUE     SHARES/  SH/ PUT/ INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER            OF CLASS           CUSIP    (x$1000)   PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE   SHARED    NONE
----------------------------      --------           -----    --------  --------  --- ---- -------  -------- ------  -------  ------
AMGEN INC                            COM           031162100  $    211     3,233           OTHER               3,233               0
ANAREN INC                           COM           032744104  $    561    27,396           OTHER               9,095          18,301
ANHEUSER BUSCH COS INC               COM           035229103  $  2,256    49,483           OTHER              49,483               0
ASSURANT INC                         COM           04621X108  $    214     4,420           OTHER               4,420               0
BANK OF AMERICA CORPORATION          COM           060505104  $  8,151   169,458           OTHER               2,868         166,590
BOEING CO                            COM           097023105  $    337     4,110           OTHER               4,110               0
BROWN & BROWN INC                    COM           115236101  $    429    14,680           OTHER                   0          14,680
BURLINGTON NORTHN SANTA FE C         COM           12189T104  $    248     3,125           OTHER               3,125               0
CANADIAN NATL RY CO                  COM           136375102  $    267     6,100           OTHER               6,100               0
CITIGROUP INC                        COM           172967101  $    528    10,948           OTHER              10,948               0
CONOCOPHILLIPS                       COM           20825C104  $    542     8,265           OTHER               8,265               0
CONSTELLATION BRANDS INC            CL A           21036P108  $    289    11,576           OTHER              11,576               0
DIAMONDS TR                      UNIT SER 1        252787106  $    268     2,400            SOLE               2,400               0
DISNEY WALT CO                   COM DISNEY        254687106  $    227     7,575           OTHER               7,575               0
EXELON CORP                          COM           30161N101  $    226     3,975           OTHER               3,975               0
EXXON MOBIL CORP                     COM           30231G102  $    284     4,627           OTHER               4,627               0
FIRST NIAGARA FINL GP INC            COM           33582V108  $  1,849   131,866           OTHER                  30         131,836
GENERAL ELECTRIC CO                  COM           369604103  $    487    14,773           OTHER              14,773               0
HARTFORD FINL SVCS GROUP INC         COM           416515104  $    232     2,739           OTHER               2,739               0
HOME PROPERTIES INC                  COM           437306103  $    645    11,615           OTHER              11,615               0
INTERNATIONAL BUSINESS MACHS         COM           459200101  $    249     3,242           OTHER               3,242               0
ISHARES TR                       S&P SMLCAP 600    464287804  $ 28,014   451,117            SOLE             427,491          23,626
ISHARES TR                      MSCI EAFE IDX      464287465  $ 23,616   361,160            SOLE             348,385          12,775
ISHARES TR                     S&P MIDCAP 400      464287507  $ 26,728   349,842            SOLE             331,467          18,375
ISHARES TR                      S&P 500 INDEX      464287200  $ 23,863   187,085            SOLE             183,935           3,150
ISHARES TR                       LEHMAN AGG BND    464287226  $ 14,823   152,122            SOLE             148,497           3,625
ISHARES TR                       S&P MIDCP VALU    464287705  $ 10,733   144,010            SOLE             138,035           5,975
ISHARES TR                      S&P MIDCP 400 GRW  464287606  $  9,836   128,203            SOLE             122,778           5,425
ISHARES TR                       S&P500 GRW        464287309  $  6,874   117,705            SOLE             112,352           5,353
ISHARES TR                       S&P SMLCP VALU    464287879  $  7,633   109,900            SOLE             103,000           6,900
ISHARES TR                      S&P 500 VALUE      464287408  $  7,537   109,700            SOLE             103,500           6,200
ISHARES TR                        S&P SMLCP GROW   464287887  $  8,944    72,949            SOLE              69,574           3,375
ISHARES TR                      US TIPS BD FD      464287176  $  6,820    68,494            SOLE              65,419           3,075
ISHARES TR                      RUSSELL 1000       464287622  $  1,216    17,600            SOLE              17,600               0
ISHARES TR                     RSSL MCRCP IDX      464288869  $    743    13,795            SOLE              13,795               0
JPMORGAN CHASE & CO                  COM           46625H100  $    319     7,603           OTHER               7,603               0
LOEWS CORP                           COM           540424108  $    220     6,195           OTHER               6,195               0
M&T BK CORP                          COM           55261F104  $    367     3,110           OTHER               3,110               0
MERRILL LYNCH & CO INC               COM           590188108  $    226     3,255           OTHER               3,255               0
MIDCAP SPDR TR                   UNIT SER 1        595635103  $  1,416    10,175            SOLE              10,175               0
NOVATEL WIRELESS INC               COM NEW         66987M604  $    338    32,400           OTHER                   0          32,400
PAYCHEX INC                          COM           704326107  $    677    17,374           OTHER              17,374               0
PHOENIX FOOTWEAR GROUP INC           COM           71903M100  $  4,008   671,300           OTHER                   0         671,300
PROCTER & GAMBLE CO                  COM           742718109  $    270     4,853           OTHER               4,853               0
RADIAN GROUP INC                     COM           750236101  $    230     3,724           OTHER               3,724               0
SANOFI AVENTIS                   SPONSORED ADR     80105N105  $    229     4,695           OTHER               4,695               0
SCHLUMBERGER LTD                     COM           806857108  $    208     3,200           OTHER               3,200               0
SPDR TR                          UNIT SER 1        78462F103  $ 63,522   499,266            SOLE             476,312          22,954
STREETTRACKS SER TR             DJ WLSH REIT       86330E604  $ 16,527   217,516            SOLE             212,316           5,200
TORCHMARK CORP                       COM           891027104  $    202     3,330           OTHER               3,330               0
UNITED TECHNOLOGIES CORP             COM           913017109  $    222     3,500           OTHER               3,500               0
VALERO ENERGY CORP NEW               COM           91913Y100  $    210     3,164           OTHER               3,164               0
VANGUARD INDEX FDS               REIT VIPERS       922908553  $  1,961    29,575            SOLE              29,575               0
WELLPOINT INC                        COM           94973V107  $    222     3,055           OTHER               3,055               0
WELLS FARGO & CO NEW                 COM           949746101  $    318     4,741           OTHER               4,741               0
XEROX CORP                           COM           984121103  $    256    18,422           OTHER              18,422               0